Annual Fund Operating Expenses	Feb. 28, 2026
Diamond Hill Small Cap Fund | Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.22%	[1]
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.29%
Diamond Hill Small Cap Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.18%	[1]
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.00%
Diamond Hill Small Cap Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%	[1]
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.87%
Diamond Hill Small-Mid Cap Fund | Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.22%	[2]
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.23%
Diamond Hill Small-Mid Cap Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.18%	[2]
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.94%
Diamond Hill Small-Mid Cap Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%	[2]
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.81%
Diamond Hill Mid Cap Fund | Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.22%	[3]
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.09%
Diamond Hill Mid Cap Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.18%	[3]
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.80%
Diamond Hill Mid Cap Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%	[3]
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.67%
Diamond Hill Large Cap Fund | Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.22%	[4]
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.98%
Diamond Hill Large Cap Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.18%	[4]
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.69%
Diamond Hill Large Cap Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%	[4]
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.56%
Diamond Hill Select Fund | Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.22%	[5]
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.18%
Diamond Hill Select Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.18%	[5]
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.89%
Diamond Hill Select Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%	[5]
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.76%
Diamond Hill Long-Short Fund | Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.22%	[6]
Component2 Other Expenses	0.32%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.01%	[7]
Expenses (as a percentage of Assets)	1.70%
Diamond Hill Long-Short Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.18%	[6]
Component2 Other Expenses	0.32%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.01%	[7]
Expenses (as a percentage of Assets)	1.41%
Diamond Hill Long-Short Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%	[6]
Component2 Other Expenses	0.32%
Other Expenses (as a percentage of Assets):	0.37%
Acquired Fund Fees and Expenses	0.01%	[7]
Expenses (as a percentage of Assets)	1.28%
Diamond Hill International Fund | Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.22%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.26%	[8]
Expenses (as a percentage of Assets)	1.16%
Diamond Hill International Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.18%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.22%	[8]
Expenses (as a percentage of Assets)	0.87%
Diamond Hill International Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.09%	[8]
Expenses (as a percentage of Assets)	0.74%
Diamond Hill Short Duration Securitized Bond Fund | Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[9]
Expenses (as a percentage of Assets)	0.82%
Diamond Hill Short Duration Securitized Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[9]
Expenses (as a percentage of Assets)	0.53%
Diamond Hill Short Duration Securitized Bond Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[9]
Expenses (as a percentage of Assets)	0.40%
Diamond Hill Securitized Total Return Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[10]
Expenses (as a percentage of Assets)	0.75%
Diamond Hill Securitized Total Return Fund | Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[10]
Expenses (as a percentage of Assets)	1.17%
Diamond Hill Securitized Total Return Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[10]
Expenses (as a percentage of Assets)	0.88%
Diamond Hill Core Bond Fund | Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[11]
Expenses (as a percentage of Assets)	0.77%
Diamond Hill Core Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[11]
Expenses (as a percentage of Assets)	0.48%
Diamond Hill Core Bond Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[11]
Expenses (as a percentage of Assets)	0.35%
Diamond Hill Core Plus Bond Fund | Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[12]
Expenses (as a percentage of Assets)	0.87%
Diamond Hill Core Plus Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[12]
Expenses (as a percentage of Assets)	0.58%
Diamond Hill Core Plus Bond Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[12]
Expenses (as a percentage of Assets)	0.45%
Diamond Hill Large Cap Concentrated ETF | Diamond Hill Large Cap Concentrated ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.55%

[1]	Administration fees for Investor and Class I shares have been restated to reflect current expenses.
[2]	Administration fees for Investor and Class I shares have been restated to reflect current expenses.
[3]	Administration fees for Investor and Class I shares have been restated to reflect current expenses.
[4]	Administration fees for Investor and Class I shares have been restated to reflect current expenses.
[5]	Administration fees for Investor and Class I shares have been restated to reflect current expenses.
[6]	Administration fees for Investor and Class I shares have been restated to reflect current expenses.
[7]	Total annual operating expenses shown in the table above do not correlate to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this prospectus which reflect the operating expenses of the Fund and does not include acquired fund fees and expenses.
[8]	Administration fees for Investor and Class I shares have been restated to reflect current expenses.
[9]	Other expenses, which includes Administration fees, for Investor and Class I shares have been restated to reflect current expenses.
[10]	Other expenses, which includes Administration fees, for Investor and Class I shares have been restated to reflect current expenses.
[11]	Other expenses, which includes Administration fees, for Investor and Class I shares have been restated to reflect current expenses.
[12]	Other expenses, which includes Administration fees, for Investor and Class I shares have been restated to reflect current expenses.